Themes US Infrastructure ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary Products - 0.5%
Cavco Industries, Inc. (a)	14	$ 8,601
Champion Homes, Inc. (a)	99	8,724
		17,325

Industrial Products - 32.7% (b)
AGCO Corp.	106	12,688
Astec Industries, Inc.	39	2,386
Atkore, Inc.	58	4,410
AZZ, Inc.	55	8,528
Caterpillar, Inc.	183	194,877
Crane Co.	84	18,738
Deere & Co.	233	147,799
Donaldson Co., Inc.	201	18,044
Dover Corp.	236	52,930
Emerson Electric Co.	992	142,005
Enpro, Inc.	37	13,946
Gibraltar Industries, Inc. (a)	55	2,481
Graco, Inc.	291	22,003
Greenbrier Cos., Inc.	55	2,696
Helios Technologies, Inc.	62	5,533
IDEX Corp.	135	30,638
Lindsay Corp.	19	2,352
Modine Manufacturing Co. (a)	89	23,765
Mueller Industries, Inc.	189	23,234
Mueller Water Products, Inc. - Class A	288	7,439
Nordson Corp.	92	27,755
Oshkosh Corp.	112	17,190
Parker-Hannifin Corp.	147	143,784
SPX Technologies, Inc. (a)	82	20,104
Terex Corp.	198	14,333
Trinity Industries, Inc.	153	5,291
Valmont Industries, Inc.	35	20,216
Vontier Corp.	246	7,134
Watts Water Technologies, Inc. - Class A	46	18,007
Westinghouse Air Brake Technologies Corp.	299	80,610
Xylem, Inc.	435	51,421
Zurn Elkay Water Solutions Corp.	251	12,683
		1,155,020

Industrial Services - 42.6% (b)
AECOM	229	15,984
API Group Corp. (a)	648	27,443
Applied Industrial Technologies, Inc.	65	21,980
Argan, Inc.	22	17,568
Centuri Holdings, Inc. (a)	142	4,294
Comfort Systems USA, Inc.	62	122,881
Construction Partners, Inc. - Class A (a)	84	9,977
CSX Corp.	3,287	156,231
DXP Enterprises, Inc./TX (a)	21	3,544
Dycom Industries, Inc. (a)	51	25,785
EMCOR Group, Inc.	78	64,731
EquipmentShare.com, Inc. - Class A (a)	250	4,915

Fastenal Co.	2,029	97,453
Fluor Corp. (a)	254	13,307
Granite Construction, Inc.	82	12,963
Herc Holdings, Inc.	54	7,740
IES Holdings, Inc. (a)	34	24,978
Jacobs Solutions, Inc.	208	26,208
Legence Corp. - Class A (a)	70	5,966
MSC Industrial Direct Co., Inc. - Class A	81	9,635
MYR Group, Inc. (a)	28	14,011
Norfolk Southern Corp.	397	124,892
NPK International, Inc. (a)	87	1,384
Quanta Services, Inc.	248	178,570
Ryder System, Inc.	71	18,728
Sterling Infrastructure, Inc. (a)	52	43,647
Tetra Tech, Inc.	446	12,885
TopBuild Corp. (a)	49	17,372
Tutor Perini Corp.	82	6,803
Union Pacific Corp.	574	156,128
United Rentals, Inc.	111	125,751
Verra Mobility Corp. (a)	281	1,194
WESCO International, Inc.	78	26,944
WW Grainger, Inc.	76	103,390
		1,505,282

Materials - 22.3%
Advanced Drainage Systems, Inc.	118	18,521
Alcoa Corp.	460	23,984
Amrize Ltd.	901	48,023
Arcosa, Inc.	85	12,350
ATI, Inc. (a)	243	47,895
Boise Cascade Co.	71	5,512
Carlisle Cos., Inc.	74	26,843
Carpenter Technology Corp.	86	53,048
Century Aluminum Co. (a)	102	4,693
Cleveland-Cliffs, Inc. (a)	909	8,536
Commercial Metals Co.	190	11,923
CRH PLC	1,184	126,688
Eagle Materials, Inc.	55	12,375
Kaiser Aluminum Corp.	28	5,478
Knife River Corp. (a)	99	8,281
Martin Marietta Materials, Inc.	108	62,284
Nucor Corp.	408	90,882
Owens Corning	145	23,049
Reliance, Inc.	92	34,371
Ryerson Holding Corp.	50	1,231
Simpson Manufacturing Co., Inc.	74	15,492
Steel Dynamics, Inc.	240	55,070
Trex Co., Inc. (a)	200	10,008
UFP Industries, Inc.	101	9,165
United States Lime & Minerals, Inc.	19	1,989
Vulcan Materials Co.	230	67,852
Worthington Steel, Inc.	62	2,082
		787,625

Oil & Gas - 0.1%
DNOW, Inc. (a)	351	4,552

Retail & Wholesale - Discretionary - 1.4%
Builders FirstSource, Inc. (a)	190	17,001

Pool Corp.	65		13,969
QXO, Inc. (a)	1,155		19,958
			50,928
TOTAL COMMON STOCKS (Cost $2,814,352)			3,520,732

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	12,778		12,778
TOTAL MONEY MARKET FUNDS (Cost $12,778)			12,778

TOTAL INVESTMENTS - 100.0% (Cost $2,827,130)			3,533,510
Other Assets in Excess of Liabilities - 0.0% (d)		0.00003	99
TOTAL NET ASSETS - 100.0%			$ 3,533,609

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes US Infrastructure ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,520,732	$ –	$ –	$ 3,520,732
Money Market Funds	12,778	–	–	12,778
Total Investments	$ 3,533,510	$ –	$ –	$ 3,533,510

Refer to the Schedule of Investments for further disaggregation of investment categories.